Employee Benefits (Details 5)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
CHILE
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of discount rates		4.41%	4.50%
Actuarial assumption of voluntary employee turnover rate		1.90%	1.90%
Actuarial assumption of rotation rate		5.30%	5.30%
Actuarial assumption of expected rates of salary increases		3.70%	3.70%
CHILE | Officers [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of retirement age	[1]	60 years	60 years
CHILE | Other employees Male [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of retirement age	[1]	65 years	65 years
CHILE | Other employees Female [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of retirement age	[1]	60 years	60 years
ARGENTINA
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of discount rates		54.87%	49.14%
Actuarial assumption of voluntary employee turnover rate		50.00%	50.00%
Actuarial assumption of rotation rate		50.00%	50.00%
Actuarial assumption of expected rates of salary increases		46.10%	45.10%
ARGENTINA | Officers [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of retirement age	[1]	60 years	60 years
ARGENTINA | Other employees Male [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of retirement age	[1]	65 years	65 years
ARGENTINA | Other employees Female [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of retirement age	[1]	60 years	60 years

[1]	Average of the Company.